SCHEDULE OF ASSUMPTIONS UNDERLYING DEFINED BENEFIT PLAN (Details)	Dec. 31, 2022	Dec. 31, 2021
Severance Payment Net
Discount rate of the plan liability	2.75%	2.24%
Expected rate of return on plan assets	2.64%	2.36%
Future salary increases	0.0382	0.0347